Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Summary of Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material Income And Expense [Line Items]
Depreciation expenses	$ (22,665)	$ (17,271)
Operational leases	(2,820)	(2,038)	$ (1,226)
Expenses related to variable lease payments (contracts under IFRS 16)	(6,138)	(4,700)	(3,631)
Total expenses by nature	(3,492,311)	(4,661,601)	(5,192,568)
Other Expenses By Nature
Material Income And Expense [Line Items]
Raw materials and consumables	(1,187,712)	(1,109,139)	(1,035,451)
Employee benefit expenses	(437,902)	(384,422)	(372,457)
Depreciation expense	(312,001)	(252,746)	(218,714)
Depreciation expenses	(22,665)	(15,182)	(9,205)
Impairment of properties, plant and equipment, intangible and Goodwill	(7,134)	(47,068)	(42,233)
Amortization expense	(7,758)	(12,859)	(16,539)
Legal expenses	(47,887)	17,127	(6,841)
Investment plan expenses	(61,045)	(38,893)	(19,020)
Provision for materials, spare parts and supplies	(3,292)	(10,065)	(7,099)
Contractors	(274,686)	(237,247)	(201,578)
Operational leases	(86,872)	(88,754)	(75,249)
Mining patents	(17,861)	(7,560)	(14,585)
Operational transportation	(94,734)	(107,074)	(91,130)
Freight and product transportation costs	(288,135)	(263,285)	(247,889)
Corfo rights and other agreements	(432,723)	(1,907,606)	(3,272,897)
Expenses related to variable lease payments (contracts under IFRS 16)	(6,138)	(4,700)	(3,631)
Insurance	(48,491)	(58,982)	(46,334)
Consultant and advisor services	(29,860)	(32,562)	(27,235)
Variation in gross inventory	(91,544)	20,024	628,671
Variation in inventory provision	19,136	(29,711)	(27,324)
Other expenses	$ (53,007)	$ (90,897)	$ (85,828)